Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Summary of Investment Holdings [Line Items]
Change in fair value of non-hedging financial instruments	$ (2,152)	$ 1,894	$ 11,337	$ (632)
Interest Rate Swap [Member]
Summary of Investment Holdings [Line Items]
Number of floating-to-fixed interest rate swaps	12		12
Notional amount of floating-to-fixed interest rate swaps	$ 608,591		$ 608,591
Fixed interest rate	2.06%		2.06%
Floating rate basis			six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Summary of Investment Holdings [Line Items]
Number of floating-to-fixed interest rate swaps	11		11		8
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 40,439		$ 40,439		$ 14,832
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (9,244)		$ (9,244)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Summary of Investment Holdings [Line Items]
Number of floating-to-fixed interest rate swaps	1		1
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 112		$ 112		187
Change in fair value of non-hedging financial instruments			75		(143)
Call Option [Member] | Not Designated as Hedging Instrument [Member]
Summary of Investment Holdings [Line Items]
Change in fair value of non-hedging financial instruments			$ (142)	(99)
Number of bunker call option agreements held	1		1
Fair value of bunker put option agreements	$ 5		$ 5		$ 147
Swap [Member] | Not Designated as Hedging Instrument [Member]
Summary of Investment Holdings [Line Items]
Change in fair value of non-hedging financial instruments			$ (13,058)	$ 874
Number of bunker swap agreements held	29		29		25
Fair value liability of bunker swap agreement	$ 15,908		$ 15,908		$ 2,850
Put Option [Member]
Summary of Investment Holdings [Line Items]
Change in fair value of non-hedging financial instruments			1,788
Fair value of bunker put option agreements	$ 1,788		$ 1,788
Number of bunker put option agreements held	6		6
Derivative, Cost of Hedge			$ 1,675
Derivative, Cash Received on Hedge			$ 429